Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and PAA’s financial performance for the periods presented. The CAP dollar amounts shown in the table below have been calculated in accordance with SEC rules; however, meaningful amounts included as CAP (e.g., approximately two-thirds of CAP for our PEO in 2022) do not represent compensation actually paid or earned during the applicable years. This is due to the fact that CAP includes, in addition to base salary, bonus, the value of equity awards that vested during the year and DERs (“realized value”), the value of outstanding equity awards that could potentially vest in future years (“potentially realizable future value”). With respect to our principal executive officer (“PEO”) for 2022, ~34.5% of the ~$14.5 million of CAP (or ~$5 million) represents the “realized value” of amounts actually paid to or earned by our PEO and ~65.5% (or ~$9.5 million) represents “future potentially realizable value” of outstanding equity awards. With respect to our other NEOs (“Non-PEO NEOs”) for 2022, ~43% of the ~$8.1 million of average CAP (or ~$3.5 million) represents the “realized value” of amounts actually paid to or earned by our non-PEO NEOs and ~57% (or ~$4.6 million) represents “future potentially realizable value” of outstanding equity awards.
Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information on CAP to our PEO and, on average, to our Non-PEO NEOs during the specified years alongside TSR, net income, and the Company-selected measure of Adjusted EBITDA Attributable to PAA. Adjusted EBITDA Attributable to PAA was identified by the Company as the most important financial performance measure used to link CAP to Company performance.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non- PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss)	Adjusted EBITDA Attributable to PAA
					Company TSR(3)	Peer Group TSR(3)
2022	$8,296,140	$14,459,710	$4,387,570	$8,142,198	$81.51	$128.92	$1.23 billion	$2.51 billion
2021	$4,392,210	$4,792,883	$2,147,374	$2,385,698	$60.08	$106.08	$648 million	$2.20 billion
2020	$4,290,241	$2,401,749	$1,957,177	$429,822	$49.18	$76.94	$(2.58 billion)	$2.55 billion
(1)
For each of the years presented, our PEO is Willie Chiang and our Non-PEO NEOs are Harry Pefanis, Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel.

(2)
The dollar amounts shown in these columns reflect CAP as calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) values for unvested equity compensation that may or may not be realized in future periods, and as such, the dollar amounts shown do not necessarily represent the actual amount of compensation earned or paid during the applicable years.

(3)
TSR figures assume an initial investment of $100 in PAA on December 31, 2019. The peer group referenced for purposes of the TSR comparison is the group of companies included in the Alerian Midstream Energy Index, which is the same index used for purposes of Item 201(e) of Regulation S-K.

The adjustments made to the Summary Compensation Table (“SCT”) amounts to determine CAP are shown in the tables below:
PEO — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2022	$8,296,140	—	$3,927,000	+	$10,090,570	=	$14,459,710
2021	$4,392,210	—	$2,053,850	+	$2,454,523	=	$4,792,883
2020	$4,290,241	—	$2,247,181	+	$358,689	=	$2,401,749

(a)
As shown in the table, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to replace the grant date fair value of awards granted during the applicable year with the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.

The specific calculations for the PEO for the relevant years are shown in the table below:
PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2022	$4,812,192	+	$4,659,293	+	$219,804	+	$399,281	=	$10,090,570
2021	$1,579,277	+	$524,435	+	$94,025	+	$256,786	=	$2,454,523
2020	$1,742,482	+	$(987,727)	+	$(661,670)	+	$265,604	=	$358,689

(a)
We did not issue equity awards during the applicable fiscal years that vested in the year of grant. Additionally, no equity awards were forfeited during any of the applicable years.

Non-PEO NEOs (Average) — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2022	$4,387,570	—	$1,132,761	+	$4,887,389	=	$8,142,198
2021	$2,147,374	—	$657,014	+	$895,338	=	$2,385,698
2020	$1,957,177	—	$719,117	+	$(808,238)	=	$429,822

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.

The specific calculations for the Non-PEO NEOs for the relevant years are shown in the table below:
Non-PEO NEOs (Average) — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2022	$1,388,099	+	$3,245,179	+	$78,173	+	$175,938	=	$4,887,389
2021	$505,201	+	$218,628	+	$62,450	+	$109,059	=	$895,338
2020	$557,609	+	$(1,237,356)	+	$(219,632)	+	$91,141	=	$(808,238)

(a)
We did not issue equity awards during the applicable fiscal years that vested in the year of grant. Additionally, no equity awards were forfeited during any of the applicable years.

Company Selected Measure Name	Adjusted EBITDA Attributable to PAA
Named Executive Officers, Footnote [Text Block]	(1) For each of the years presented, our PEO is Willie Chiang and our Non-PEO NEOs are Harry Pefanis, Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel.
Peer Group Issuers, Footnote [Text Block]
(3)
TSR figures assume an initial investment of $100 in PAA on December 31, 2019. The peer group referenced for purposes of the TSR comparison is the group of companies included in the Alerian Midstream Energy Index, which is the same index used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 8,296,140	$ 4,392,210	$ 4,290,241
PEO Actually Paid Compensation Amount	$ 14,459,710	4,792,883	2,401,749
Adjustment To PEO Compensation, Footnote [Text Block]
PEO — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2022	$8,296,140	—	$3,927,000	+	$10,090,570	=	$14,459,710
2021	$4,392,210	—	$2,053,850	+	$2,454,523	=	$4,792,883
2020	$4,290,241	—	$2,247,181	+	$358,689	=	$2,401,749

(a)
As shown in the table, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to replace the grant date fair value of awards granted during the applicable year with the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.

The specific calculations for the PEO for the relevant years are shown in the table below:
PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2022	$4,812,192	+	$4,659,293	+	$219,804	+	$399,281	=	$10,090,570
2021	$1,579,277	+	$524,435	+	$94,025	+	$256,786	=	$2,454,523
2020	$1,742,482	+	$(987,727)	+	$(661,670)	+	$265,604	=	$358,689

(a)
We did not issue equity awards during the applicable fiscal years that vested in the year of grant. Additionally, no equity awards were forfeited during any of the applicable years.

Non-PEO NEO Average Total Compensation Amount	$ 4,387,570	2,147,374	1,957,177
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,142,198	2,385,698	429,822
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO NEOs (Average) — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2022	$4,387,570	—	$1,132,761	+	$4,887,389	=	$8,142,198
2021	$2,147,374	—	$657,014	+	$895,338	=	$2,385,698
2020	$1,957,177	—	$719,117	+	$(808,238)	=	$429,822

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.

The specific calculations for the Non-PEO NEOs for the relevant years are shown in the table below:
Non-PEO NEOs (Average) — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2022	$1,388,099	+	$3,245,179	+	$78,173	+	$175,938	=	$4,887,389
2021	$505,201	+	$218,628	+	$62,450	+	$109,059	=	$895,338
2020	$557,609	+	$(1,237,356)	+	$(219,632)	+	$91,141	=	$(808,238)

(a)
We did not issue equity awards during the applicable fiscal years that vested in the year of grant. Additionally, no equity awards were forfeited during any of the applicable years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance
The following were the most important financial and non-financial performance measures, as determined by the Company, that link 2022 CAP to the Company’s performance for the most recently completed fiscal year (unranked):
Most Important Performance Measures
Adjusted EBITDA Attributable to PAA
DCF per CUE
TSR
TRIR
FRR

Total Shareholder Return Amount	$ 81.51	60.08	49.18
Peer Group Total Shareholder Return Amount	128.92	106.08	76.94
Net Income (Loss)	$ 1,230,000,000	$ 648,000,000,000	$ (2,580,000,000)
Company Selected Measure Amount	2,510	2,200	2,550
PEO Name	Willie Chiang
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Attributable to PAA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	DCF per CUE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TRIR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	FRR
PEO [Member] | Grant Date Fair Value Of Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,927,000	$ 2,053,850	$ 2,247,181
PEO [Member] | Fair Value Of Equity Calculated Using Sec Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,090,570	2,454,523	358,689
PEO [Member] | Ye Fair Value Of Current Year Awards Outstanding At Ye [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,812,192	1,579,277	1,742,482
PEO [Member] | Change In Fair Value As Of Ye For Prior Year Awards Outstanding At Ye [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,659,293	524,435	(987,727)
PEO [Member] | Change In Fair Value As Of Vesting Date For Prior Year Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	219,804	94,025	(661,670)
PEO [Member] | Fair Value Of Ders Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	399,281	256,786	265,604
PEO [Member] | Fair Value Of Equity For Cap Purposes [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,090,570	2,454,523	358,689
Non-PEO NEO [Member] | Grant Date Fair Value Of Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,132,761	657,014	719,117
Non-PEO NEO [Member] | Fair Value Of Equity Calculated Using Sec Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,887,389	895,338	(808,238)
Non-PEO NEO [Member] | Ye Fair Value Of Current Year Awards Outstanding At Ye [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,388,099	505,201	557,609
Non-PEO NEO [Member] | Change In Fair Value As Of Ye For Prior Year Awards Outstanding At Ye [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,245,179	218,628	(1,237,356)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date For Prior Year Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	78,173	62,450	(219,632)
Non-PEO NEO [Member] | Fair Value Of Ders Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	175,938	109,059	91,141
Non-PEO NEO [Member] | Fair Value Of Equity For Cap Purposes [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,887,389	$ 895,338	$ (808,238)